Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015
C000015670
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 40,755	$ 39,838	$ 39,865	$ 38,679	$ 36,389	$ 33,620	$ 33,167	$ 36,207	$ 37,160	$ 36,095	$ 36,727	$ 34,660	$ 34,815	$ 34,027	$ 33,120	$ 33,492	$ 31,824	$ 30,351	$ 31,949	$ 31,289	$ 29,524	$ 28,639	$ 27,505	$ 24,713	$ 25,030	$ 26,557	$ 26,892	$ 26,136	$ 24,702	$ 23,734	$ 23,540	$ 22,075	$ 22,499	$ 20,727	$ 22,113	$ 21,071	$ 20,024	$ 22,396	$ 23,715	$ 21,246	$ 23,050	$ 23,614	$ 27,005	$ 26,188	$ 27,312	$ 30,084	$ 29,712	$ 29,937	$ 27,731	$ 29,235	$ 28,527	$ 27,576	$ 25,848	$ 26,349	$ 24,650	$ 24,416	$ 24,299	$ 24,616	$ 23,494	$ 21,602	$ 22,238	$ 23,094	$ 21,504	$ 20,093	$ 19,209	$ 17,834	$ 15,662	$ 17,364	$ 18,586	$ 17,806	$ 17,440	$ 16,704	$ 16,429	$ 16,493	$ 16,501	$ 16,220	$ 15,149	$ 16,082	$ 15,333	$ 14,912	$ 14,238	$ 13,036	$ 14,325	$ 14,280	$ 15,660	$ 15,477	$ 14,747	$ 14,320	$ 14,187	$ 13,723	$ 13,472	$ 13,784	$ 14,175	$ 13,324	$ 13,250	$ 12,884	$ 12,582	$ 12,501	$ 12,403	$ 12,046	$ 12,030	$ 11,726	$ 11,442	$ 11,407	$ 10,923	$ 10,580	$ 10,433	$ 10,236	$ 10,474	$ 10,459	$ 10,403	$ 9,879	$ 10,029	$ 9,781	$ 9,875	$ 9,276	$ 9,489	$ 10,207	$ 10,357	$ 10,242	$ 9,425
C000015673
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 39,739	38,874	38,929	37,800	35,585	32,904	32,484	35,488	36,447	35,428	36,076	34,069	34,246	33,498	32,626	33,017	31,393	29,965	31,562	30,935	29,206	28,353	27,252	24,503	24,834	26,369	26,720	25,987	24,578	23,633	23,452	22,009	22,449	20,696	22,095	21,066	20,036	22,424	23,761	21,301	23,125	23,708	27,135	26,332	27,479	30,293	29,939	30,190	27,985	29,522	28,827	27,886	26,158	26,682	24,980	24,763	24,660	25,000	23,878	21,971	22,633	23,521	21,917	20,492	19,603	18,214	16,006	17,760	19,020	18,236	17,876	17,131	16,861	16,940	16,960	16,682	15,590	16,560	15,801	15,379	14,691	13,463	14,806	14,770	16,210	16,028	15,281	14,847	14,718	14,245	13,993	14,327	14,743	13,866	13,801	13,430	13,124	13,054	12,959	12,597	12,589	12,280	11,990	11,963	11,461	11,108	10,963	10,764	11,020	11,013	10,963	10,418	10,583	10,329	10,436	9,809	10,041	10,806	10,975	10,859	10,000
C000144535
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 44,582	43,568	43,587	42,281	39,767	36,732	36,229	39,538	40,568	39,397	40,076	37,810	37,972	37,103	36,103	36,499	34,671	33,059	34,790	34,065	32,133	31,163	29,922	26,878	27,214	28,868	29,224	28,397	26,831	25,775	25,557	23,960	24,415	22,485	23,984	22,845	21,705	24,272	25,693	23,011	24,959	25,562	29,227	28,334	29,543	32,533	32,121	32,359	29,967	31,585	30,811	29,779	27,904	28,438	26,596	26,339	26,207	26,541	25,326	23,280	23,957	24,874	23,158	21,632	20,676	19,189	16,848	18,673	19,983	19,141	18,743	17,946	17,645	17,711	17,715	17,407	16,253	17,249	16,443	15,986	15,259	13,968	15,345	15,294	16,766	16,566	15,781	15,321	15,174	14,674	14,402	14,731	15,145	14,231	14,150	13,756	13,430	13,340	13,231	12,847	12,827	12,500	12,194	12,153	11,633	11,264	11,106	10,894	11,144	11,125	11,063	10,504	10,659	10,394	10,490	9,851	10,076	10,835	10,993	10,869	10,000
C000015675
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 44,307	43,300	43,323	42,029	39,530	36,515	36,018	39,310	40,336	39,173	39,852	37,599	37,763	36,901	35,911	36,304	34,490	32,887	34,610	33,892	31,973	31,007	29,774	26,747	27,083	28,730	29,088	28,266	26,709	25,657	25,441	23,854	24,308	22,387	23,883	22,751	21,616	24,173	25,592	22,921	24,862	25,465	29,118	28,230	29,436	32,417	32,011	32,247	29,866	31,479	30,709	29,680	27,816	28,347	26,512	26,259	26,126	26,462	25,252	23,212	23,891	24,805	23,095	21,574	20,621	19,141	16,807	18,627	19,934	19,096	18,699	17,905	17,606	17,674	17,678	17,374	16,221	17,217	16,412	15,958	15,234	13,945	15,321	15,270	16,742	16,543	15,760	15,301	15,155	14,657	14,385	14,716	15,129	14,218	14,137	13,743	13,418	13,331	13,222	12,840	12,820	12,493	12,188	12,148	11,630	11,261	11,103	10,891	11,142	11,123	11,061	10,503	10,659	10,393	10,491	9,852	10,076	10,836	10,993	10,869	10,000
C000015676
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 4,425,236	4,325,018	4,327,252	4,197,990	3,948,402	3,647,428	3,597,319	3,926,379	4,028,832	3,912,655	3,980,296	3,755,583	3,771,717	3,685,763	3,586,608	3,625,918	3,444,622	3,284,741	3,456,943	3,385,070	3,193,213	3,096,992	2,973,868	2,671,394	2,705,033	2,869,397	2,905,223	2,823,178	2,667,839	2,562,821	2,541,216	2,382,595	2,427,993	2,236,281	2,385,468	2,272,420	2,159,117	2,414,240	2,556,059	2,289,479	2,483,240	2,543,583	2,908,189	2,819,838	2,940,524	3,238,167	3,197,749	3,221,366	2,983,532	3,144,792	3,067,979	2,965,403	2,779,096	2,832,292	2,649,087	2,623,562	2,610,442	2,644,077	2,523,250	2,319,369	2,387,254	2,478,820	2,307,867	2,156,084	2,060,910	1,912,961	1,679,535	1,861,765	1,992,348	1,908,450	1,868,903	1,789,624	1,759,655	1,766,456	1,766,881	1,736,488	1,621,288	1,720,972	1,640,417	1,595,146	1,522,668	1,393,866	1,531,553	1,526,428	1,673,598	1,653,829	1,575,485	1,529,723	1,515,079	1,465,290	1,438,200	1,471,148	1,512,517	1,421,359	1,413,376	1,374,111	1,341,558	1,331,490	1,320,919	1,282,996	1,281,318	1,249,101	1,218,897	1,214,869	1,163,019	1,126,271	1,110,363	1,089,314	1,114,233	1,112,530	1,106,339	1,050,465	1,066,097	1,039,476	1,049,227	985,304	1,007,747	1,083,587	1,099,391	1,086,932	1,000,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Account Value	40,586	39,226	38,417	37,582	35,771	33,624	33,826	35,904	36,543	35,415	36,431	34,228	34,468	33,747	32,965	32,493	31,452	30,037	31,372	30,398	28,840	28,444	27,106	24,790	25,404	26,657	27,132	26,230	24,570	24,456	24,157	23,416	23,987	22,480	23,868	22,643	20,962	23,099	24,021	21,975	23,983	24,020	26,370	25,510	26,229	27,796	26,714	27,078	25,321	26,540	25,793	25,268	24,651	24,534	23,281	22,432	21,800	21,981	21,090	18,868	19,334	20,068	18,695	17,661	17,279	16,413	14,497	16,705	18,192	18,172	17,662	17,019	16,665	16,382	16,687	16,432	15,354	16,399	15,763	15,493	14,985	13,827	15,212	14,909	16,044	15,983	15,451	14,936	14,840	14,470	14,421	14,756	15,319	14,521	14,361	13,936	13,624	13,340	13,298	13,040	12,950	12,786	12,653	12,645	12,173	11,933	11,713	11,269	11,493	11,484	11,469	11,048	11,023	10,833	10,775	10,073	10,076	10,650	10,845	10,809	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Account Value	40,586	39,226	38,417	37,582	35,771	33,624	33,826	35,904	36,543	35,415	36,431	34,228	34,468	33,747	32,965	32,493	31,452	30,037	31,372	30,398	28,840	28,444	27,106	24,790	25,404	26,657	27,132	26,230	24,570	24,456	24,157	23,416	23,987	22,480	23,868	22,643	20,962	23,099	24,021	21,975	23,983	24,020	26,370	25,510	26,229	27,796	26,714	27,078	25,321	26,540	25,793	25,268	24,651	24,534	23,281	22,432	21,800	21,981	21,090	18,868	19,334	20,068	18,695	17,661	17,279	16,413	14,497	16,705	18,192	18,172	17,662	17,019	16,665	16,382	16,687	16,432	15,354	16,399	15,763	15,493	14,985	13,827	15,212	14,909	16,044	15,983	15,451	14,936	14,840	14,470	14,421	14,756	15,319	14,521	14,361	13,936	13,624	13,340	13,298	13,040	12,950	12,786	12,653	12,645	12,173	11,933	11,713	11,269	11,493	11,484	11,469	11,048	11,023	10,833	10,775	10,073	10,076	10,650	10,845	10,809	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Account Value	40,586	39,226	38,417	37,582	35,771	33,624	33,826	35,904	36,543	35,415	36,431	34,228	34,468	33,747	32,965	32,493	31,452	30,037	31,372	30,398	28,840	28,444	27,106	24,790	25,404	26,657	27,132	26,230	24,570	24,456	24,157	23,416	23,987	22,480	23,868	22,643	20,962	23,099	24,021	21,975	23,983	24,020	26,370	25,510	26,229	27,796	26,714	27,078	25,321	26,540	25,793	25,268	24,651	24,534	23,281	22,432	21,800	21,981	21,090	18,868	19,334	20,068	18,695	17,661	17,279	16,413	14,497	16,705	18,192	18,172	17,662	17,019	16,665	16,382	16,687	16,432	15,354	16,399	15,763	15,493	14,985	13,827	15,212	14,909	16,044	15,983	15,451	14,936	14,840	14,470	14,421	14,756	15,319	14,521	14,361	13,936	13,624	13,340	13,298	13,040	12,950	12,786	12,653	12,645	12,173	11,933	11,713	11,269	11,493	11,484	11,469	11,048	11,023	10,833	10,775	10,073	10,076	10,650	10,845	10,809	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Account Value	40,586	39,226	38,417	37,582	35,771	33,624	33,826	35,904	36,543	35,415	36,431	34,228	34,468	33,747	32,965	32,493	31,452	30,037	31,372	30,398	28,840	28,444	27,106	24,790	25,404	26,657	27,132	26,230	24,570	24,456	24,157	23,416	23,987	22,480	23,868	22,643	20,962	23,099	24,021	21,975	23,983	24,020	26,370	25,510	26,229	27,796	26,714	27,078	25,321	26,540	25,793	25,268	24,651	24,534	23,281	22,432	21,800	21,981	21,090	18,868	19,334	20,068	18,695	17,661	17,279	16,413	14,497	16,705	18,192	18,172	17,662	17,019	16,665	16,382	16,687	16,432	15,354	16,399	15,763	15,493	14,985	13,827	15,212	14,909	16,044	15,983	15,451	14,936	14,840	14,470	14,421	14,756	15,319	14,521	14,361	13,936	13,624	13,340	13,298	13,040	12,950	12,786	12,653	12,645	12,173	11,933	11,713	11,269	11,493	11,484	11,469	11,048	11,023	10,833	10,775	10,073	10,076	10,650	10,845	10,809	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Account Value	4,058,592	3,922,605	3,841,745	3,758,232	3,577,084	3,362,435	3,382,566	3,590,353	3,654,270	3,541,537	3,643,106	3,422,753	3,446,837	3,374,680	3,296,541	3,249,255	3,145,160	3,003,716	3,137,212	3,039,766	2,884,025	2,844,358	2,710,550	2,479,021	2,540,421	2,665,699	2,713,160	2,622,961	2,457,019	2,445,628	2,415,695	2,341,622	2,398,701	2,247,985	2,386,772	2,264,280	2,096,167	2,309,896	2,402,129	2,197,459	2,398,318	2,401,969	2,637,036	2,550,953	2,622,930	2,779,647	2,671,439	2,707,762	2,532,069	2,653,977	2,579,325	2,526,833	2,465,065	2,453,419	2,328,096	2,243,206	2,180,028	2,198,132	2,108,974	1,886,791	1,933,415	2,006,758	1,869,539	1,766,122	1,727,911	1,641,313	1,449,740	1,670,495	1,819,151	1,817,190	1,766,185	1,701,869	1,666,549	1,638,154	1,668,717	1,643,198	1,535,406	1,639,908	1,576,252	1,549,280	1,498,542	1,382,670	1,521,218	1,490,878	1,604,411	1,598,342	1,545,102	1,493,557	1,483,961	1,447,024	1,442,123	1,475,616	1,531,856	1,452,143	1,436,133	1,393,633	1,362,385	1,333,978	1,329,818	1,303,994	1,294,952	1,278,634	1,265,257	1,264,458	1,217,337	1,193,341	1,171,335	1,126,908	1,149,320	1,148,411	1,146,887	1,104,800	1,102,304	1,083,333	1,077,473	1,007,303	1,007,649	1,064,970	1,084,480	1,080,909	1,000,000
DWS Index: Russell 1000® Growth Index
Account Value [Line Items]
Account Value	56,146	53,314	52,724	50,806	47,761	43,879	43,115	47,081	48,836	47,889	47,470	44,578	44,726	43,494	42,607	43,344	40,606	38,312	40,009	39,317	36,806	35,910	34,388	31,007	31,455	33,264	33,566	32,472	30,393	29,068	28,784	26,943	27,266	25,169	27,255	26,067	24,628	27,280	28,613	25,547	27,745	28,405	32,306	31,090	32,469	35,517	34,782	34,571	31,815	33,702	32,488	31,451	29,595	30,010	28,098	27,623	27,630	27,836	26,612	24,140	24,989	26,222	23,770	22,071	21,150	19,820	17,265	19,149	20,548	20,099	19,510	18,682	18,169	18,167	18,307	17,903	16,753	17,882	17,109	16,636	16,061	14,736	16,123	15,953	17,520	17,423	16,519	16,048	15,895	15,228	15,175	15,603	16,023	14,963	14,847	14,410	13,872	13,694	13,448	13,099	13,134	12,801	12,515	12,372	11,878	11,491	11,351	11,109	11,376	11,335	11,391	10,878	10,921	10,713	10,811	10,128	10,133	10,732	10,892	10,861	10,000
DWS Index: Russell 1000® Growth Index
Account Value [Line Items]
Account Value	56,146	53,314	52,724	50,806	47,761	43,879	43,115	47,081	48,836	47,889	47,470	44,578	44,726	43,494	42,607	43,344	40,606	38,312	40,009	39,317	36,806	35,910	34,388	31,007	31,455	33,264	33,566	32,472	30,393	29,068	28,784	26,943	27,266	25,169	27,255	26,067	24,628	27,280	28,613	25,547	27,745	28,405	32,306	31,090	32,469	35,517	34,782	34,571	31,815	33,702	32,488	31,451	29,595	30,010	28,098	27,623	27,630	27,836	26,612	24,140	24,989	26,222	23,770	22,071	21,150	19,820	17,265	19,149	20,548	20,099	19,510	18,682	18,169	18,167	18,307	17,903	16,753	17,882	17,109	16,636	16,061	14,736	16,123	15,953	17,520	17,423	16,519	16,048	15,895	15,228	15,175	15,603	16,023	14,963	14,847	14,410	13,872	13,694	13,448	13,099	13,134	12,801	12,515	12,372	11,878	11,491	11,351	11,109	11,376	11,335	11,391	10,878	10,921	10,713	10,811	10,128	10,133	10,732	10,892	10,861	10,000
DWS Index: Russell 1000® Growth Index
Account Value [Line Items]
Account Value	56,146	53,314	52,724	50,806	47,761	43,879	43,115	47,081	48,836	47,889	47,470	44,578	44,726	43,494	42,607	43,344	40,606	38,312	40,009	39,317	36,806	35,910	34,388	31,007	31,455	33,264	33,566	32,472	30,393	29,068	28,784	26,943	27,266	25,169	27,255	26,067	24,628	27,280	28,613	25,547	27,745	28,405	32,306	31,090	32,469	35,517	34,782	34,571	31,815	33,702	32,488	31,451	29,595	30,010	28,098	27,623	27,630	27,836	26,612	24,140	24,989	26,222	23,770	22,071	21,150	19,820	17,265	19,149	20,548	20,099	19,510	18,682	18,169	18,167	18,307	17,903	16,753	17,882	17,109	16,636	16,061	14,736	16,123	15,953	17,520	17,423	16,519	16,048	15,895	15,228	15,175	15,603	16,023	14,963	14,847	14,410	13,872	13,694	13,448	13,099	13,134	12,801	12,515	12,372	11,878	11,491	11,351	11,109	11,376	11,335	11,391	10,878	10,921	10,713	10,811	10,128	10,133	10,732	10,892	10,861	10,000
DWS Index: Russell 1000® Growth Index
Account Value [Line Items]
Account Value	56,146	53,314	52,724	50,806	47,761	43,879	43,115	47,081	48,836	47,889	47,470	44,578	44,726	43,494	42,607	43,344	40,606	38,312	40,009	39,317	36,806	35,910	34,388	31,007	31,455	33,264	33,566	32,472	30,393	29,068	28,784	26,943	27,266	25,169	27,255	26,067	24,628	27,280	28,613	25,547	27,745	28,405	32,306	31,090	32,469	35,517	34,782	34,571	31,815	33,702	32,488	31,451	29,595	30,010	28,098	27,623	27,630	27,836	26,612	24,140	24,989	26,222	23,770	22,071	21,150	19,820	17,265	19,149	20,548	20,099	19,510	18,682	18,169	18,167	18,307	17,903	16,753	17,882	17,109	16,636	16,061	14,736	16,123	15,953	17,520	17,423	16,519	16,048	15,895	15,228	15,175	15,603	16,023	14,963	14,847	14,410	13,872	13,694	13,448	13,099	13,134	12,801	12,515	12,372	11,878	11,491	11,351	11,109	11,376	11,335	11,391	10,878	10,921	10,713	10,811	10,128	10,133	10,732	10,892	10,861	10,000
DWS Index: Russell 1000® Growth Index
Account Value [Line Items]
Account Value	$ 5,614,603	$ 5,331,383	$ 5,272,438	$ 5,080,633	$ 4,776,123	$ 4,387,881	$ 4,311,521	$ 4,708,132	$ 4,883,584	$ 4,788,859	$ 4,746,957	$ 4,457,821	$ 4,472,622	$ 4,349,401	$ 4,260,660	$ 4,334,390	$ 4,060,579	$ 3,831,222	$ 4,000,924	$ 3,931,709	$ 3,680,593	$ 3,591,027	$ 3,438,752	$ 3,100,737	$ 3,145,522	$ 3,326,426	$ 3,356,564	$ 3,247,168	$ 3,039,322	$ 2,906,833	$ 2,878,434	$ 2,694,265	$ 2,726,648	$ 2,516,873	$ 2,725,531	$ 2,606,749	$ 2,462,802	$ 2,728,007	$ 2,861,298	$ 2,554,682	$ 2,774,450	$ 2,840,484	$ 3,230,619	$ 3,109,002	$ 3,246,910	$ 3,551,738	$ 3,478,199	$ 3,457,062	$ 3,181,495	$ 3,370,249	$ 3,248,781	$ 3,145,129	$ 2,959,459	$ 3,000,966	$ 2,809,792	$ 2,762,334	$ 2,762,974	$ 2,783,569	$ 2,661,178	$ 2,414,004	$ 2,498,870	$ 2,622,247	$ 2,376,963	$ 2,207,147	$ 2,115,047	$ 1,981,988	$ 1,726,514	$ 1,914,893	$ 2,054,831	$ 2,009,899	$ 1,951,034	$ 1,868,157	$ 1,816,935	$ 1,816,709	$ 1,830,730	$ 1,790,303	$ 1,675,252	$ 1,788,220	$ 1,710,921	$ 1,663,571	$ 1,606,105	$ 1,473,645	$ 1,612,264	$ 1,595,319	$ 1,751,994	$ 1,742,256	$ 1,651,934	$ 1,604,822	$ 1,589,517	$ 1,522,772	$ 1,517,471	$ 1,560,258	$ 1,602,271	$ 1,496,294	$ 1,484,735	$ 1,440,959	$ 1,387,209	$ 1,369,404	$ 1,344,753	$ 1,309,936	$ 1,313,396	$ 1,280,110	$ 1,251,488	$ 1,237,178	$ 1,187,840	$ 1,149,116	$ 1,135,065	$ 1,110,894	$ 1,137,608	$ 1,133,462	$ 1,139,122	$ 1,087,777	$ 1,092,066	$ 1,071,263	$ 1,081,135	$ 1,012,828	$ 1,013,260	$ 1,073,172	$ 1,089,155	$ 1,086,106	$ 1,000,000